Organization and Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jun. 28, 2009
Inventories
Finished products	$ 5,313	$ 5,899
Work in process	5,659	5,557
Purchased materials	11,564	11,879
Inventory, Gross, Total	22,536	23,335
Excess and obsolete reserve	(1,300)	(1,200)	(1,418)	(975)
Inventories, net	$ 21,236	$ 22,135